LEASES (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating lease ROU assets	$ 13,138	$ 7,398
Operating lease liabilities - current	4,876	3,804
Operating lease liabilities - non current	8,296	3,645
Total operating lease liabilities	$ 13,172	$ 7,449